Other liabilities and tax payable - taxes payable by due date (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax payables	€ 114	€ 309	€ 309
Tax payables	1	€ 74	74
Tax payables	115		383
Due between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax payables	1		32
Due beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax payables	€ 0		€ 42